Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2019
Amounts Pledged as Collateral for Borrowings and for Other Purposes

The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2018 and 2019:

	2018	2019
	(in billions of yen)
Interest-bearing deposits in other banks	37	68
Trading account assets	5,611	4,137
Investments	6,500	6,076
Loans	5,229	4,055
Other assets	2,099	1,886

Total	19,476	16,222

Associated Liabilities Collateralized by Pledged Assets

The associated liabilities collateralized by the above assets at March 31, 2018 and 2019 are summarized below:

	2018	2019
	(in billions of yen)
Deposits	256	386
Payables under repurchase agreements	5,518	3,435
Payables under securities lending transactions	1,193	1,675
Other short-term borrowings	441	519
Long-term debt	3,179	1,431

Total	10,587	7,446